Contingencies and other financial commitments (Tables)	12 Months Ended
Dec. 31, 2023
Contingencies And Other Financial Commitments [Abstract]
Schedule of Other Financial Commitments
The other financial commitments were as follows:

(in millions €)	December 31, 2023	December 31, 2022
Commitments under purchase agreements for property, plant and equipment	154.4	105.2
Contractual obligation to acquire intangible assets	1,721.1	—
Total	1,875.5	105.2
The expected maturities of payment obligations under purchase agreements for property, plant and equipment and contractual obligations to acquire intangible assets are as follows:

Year ended December 31, 2023
(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Commitments under purchase agreements for property, plant and equipment	152.5	1.9	—	154.4
Contractual obligation to acquire intangible assets	249.4	954.9	516.8	1,721.1
Total	401.9	956.8	516.8	1,875.5